Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
NET REVENUES	$ 0	$ 0
OPERATING EXPENSES
Professional fees	111,654	265,513
Selling, general and administrative	26,199	80,371
Total Operating Expenses	137,853	345,884
LOSS FROM OPERATIONS	(137,853)	(345,884)
OTHER INCOME (EXPENSES)
Impairment loss on prepaid inventory	(69,530)	0
Interest expense	(88,012)	(103,146)
Total Other Income (Expenses)	(157,542)	(103,146)
LOSS BEFORE INCOME TAXES	(295,395)	(449,030)
PROVISION FOR INCOME TAXES	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (295,395)	$ (449,030)
NET LOSS PER SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	7,301,279	4,102,649